BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured short-term loans (1)	$48,714,342	$39,177,186
Unsecured short-term loans (2)	2,063,100	-
Add: amounts due within one year under long-term loan contracts	35,604	1,806,271
Total short-term bank loans	$50,813,046	$40,983,457

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$17,456,207	$-
Guaranteed by iASPEC	6,348,000	6,390,440
Secured by iASPEC’s trade receivables	5,014,920	2,990,600
Secured by Huipu’s trade receivables and guaranteed by IST	4,730,963	4,372,404
Guaranteed by IST	4,126,200	4,092,400
Collateralized by land and office buildings	3,332,700	14,260,441
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	2,642,114	2,623,691
Guaranteed by Huipu	2,380,500	2,361,000
Guaranteed by the Company, CITH and Bocom	942,660	1,030,028
Secured by Geo's trade receivables and bank deposits	793,500	-
Secured by Bocom’s trade receivables and guaranteed by the Company	581,568	1,056,182
Secured by Zhongtian’s trade receivables	365,010	-
Total	$48,714,342	$39,177,186

Schedule of Long-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured long-term loans	$109,779	$1,915,795
Less: amounts due within one year under long-term loan contracts	(35,604)	(1,806,271)
Total long-term bank loans	$74,175	$109,524